TRADE ACCOUNTS RECEIVABLE - Non current trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Maturity schedule	5 years
Discounted unguaranteed residual value of assets subject to finance lease	R$ 0
Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Discounted unguaranteed residual value of assets subject to finance lease	0
Contingent Rents Recognised As Income	0
Trade accounts receivable | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Portion resale of goods to legal entities, receivable within 24 months	182,286	R$ 180,065
Soluciona IT product	317,988	293,531
Nominal amount receivable	589,921	592,961
Deferred financial income	(48,086)	(84,060)
Present value of accounts receivable	541,835	508,901
Estimated impairment losses	(101,382)	(82,649)
Present value of accounts receivable	440,453	426,252
Trade accounts receivable | OI group | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Portion of accounts receivable from the OI group - Bankruptcy process of companies	R$ 89,647	R$ 119,365